Financial Instruments (Details) - Schedule of Sensitivity Analysis for Market Risks - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
5% increase in market price [Member]
Financial Instruments (Details) - Schedule of Sensitivity Analysis for Market Risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities		$ 642
5% decrease in market price [Member]
Financial Instruments (Details) - Schedule of Sensitivity Analysis for Market Risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities		(642)
5% increase in NIS [Member]
Financial Instruments (Details) - Schedule of Sensitivity Analysis for Market Risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	(203)	(24)
5% decrease in NIS [Member]
Financial Instruments (Details) - Schedule of Sensitivity Analysis for Market Risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	203	24
5% increase in Euro [Member]
Financial Instruments (Details) - Schedule of Sensitivity Analysis for Market Risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	(253)	(552)
5% decrease in Euro [Member]
Financial Instruments (Details) - Schedule of Sensitivity Analysis for Market Risks [Line Items]
Gain (loss) from sensitivity test to changes in market price of listed Securities	$ 253	$ 552